Post-Employment Benefit Costs - Schedule of Post Employment Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of defined contribution retirement savings plan [abstract]
Supplemental Employee Retirement Plan (SERP)	$ 1,033	$ 1,014
Group RRSP	360	297
Total post-employment benefits	$ 1,393	$ 1,311